INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Details) CAD / shares in Units, shares in Millions, CAD in Millions, $ in Millions					12 Months Ended
	Mar. 02, 2017 USD ($) shares	Mar. 02, 2017 CAD CAD / shares shares	Feb. 28, 2017	Mar. 16, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					$ 52.6	$ 56.6
Purchase of additional shares of associate					7.4
Currency translation adjustment					0.8	(0.3)
Share of net earnings (loss), net of income taxes					15.0	6.1
Share of net loss recorded as provision					0.1	2.1
Share of dividends received					(2.1)	(11.3)
Disposal						(0.6)
Acquisition of control over associate					(4.8)
Investments in associates and joint ventures, ending balance					69.0	52.6
Net proceeds from sale of interests in associates					$ 96.5	$ 0.0
Merrex Gold Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Ownership interest in subsidiary			100.00%		100.00%	23.00%
Sadiola
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					$ 46.9	$ 49.2
Purchase of additional shares of associate					0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					16.5	9.0
Share of net loss recorded as provision					0.0	0.0
Share of dividends received					(2.1)	(11.3)
Disposal						0.0
Acquisition of control over associate					0.0
Investments in associates and joint ventures, ending balance					61.3	46.9
Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					0.0	0.0
Purchase of additional shares of associate					0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					(0.1)	(2.1)
Share of net loss recorded as provision					0.1	2.1
Share of dividends received					0.0	0.0
Disposal						0.0
Acquisition of control over associate					0.0
Investments in associates and joint ventures, ending balance					0.0	0.0
Associates
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					5.7	7.4
Purchase of additional shares of associate					7.4
Currency translation adjustment					0.8	(0.3)
Share of net earnings (loss), net of income taxes					(1.4)	(0.8)
Share of net loss recorded as provision					0.0	0.0
Share of dividends received					0.0	0.0
Disposal						(0.6)
Acquisition of control over associate					(4.8)
Investments in associates and joint ventures, ending balance					$ 7.7	$ 5.7
Galance Gold Ltd.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Proportion of ownership interest in associate				41.00%
Investments in associates and joint ventures, ending balance				$ 0.6
Net proceeds from sale of interests in associates				0.2
Loss on sale of interests in associates				$ 0.4
INV Metals Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Purchase of additional shares of associate	$ 7.4	CAD 9.8
Proportion of ownership interest in associate					35.60%	35.60%
Additional associate shares acquired | shares	9.8	9.8
Additional associate shares purchased (in cad per share) | CAD / shares		CAD 1.00